Debt	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Debt
Debt
Debt at December 31 was as follows:

	2013	2012
5.75% debentures due November 2040	$604,520	$604,688
4.375% debentures due November 2021	249,106	248,991
9.2% debentures due August 2021	4,321	4,321
5.625% debentures due November 2016	75,165	75,129
6.5% debentures due November 2013	—	118,358
Term loan, due November 2014	—	135,000
Commercial paper, average rate of 0.37% in 2013 and 0.37% in 2012	—	152,000
Foreign denominated debt, average rate of 4.4% in 2013 and 5.5% in 2012	35,268	20,358
Other notes	13,078	14,217
Total debt	981,458	1,373,062
Less current portion and short-term notes	35,201	273,608
Long-term debt	$946,257	$1,099,454

The Company currently operates a $350,000 commercial paper program, supported by a committed bank credit facility of the same amount. In October 2012, the Company entered into an amended and restated credit agreement for that facility with a syndicate of eight banks. The bank credit facility is committed through October 2017. If circumstances were to prevent the Company from issuing commercial paper, it has the contractual right to draw funds directly on the underlying bank credit facility. Outstanding commercial paper totaled $0 and $152,000 at December 31, 2013 and 2012, respectively.
During 2013, the Company repatriated a total of $260,000 of accumulated offshore cash, using $135,000 to pay off the balance of the term loan entered into in connection with the Tegrant acquisition in November 2011. The remainder of the repatriated cash was utilized to pay down commercial paper. The Company utilized cash on hand to fund the repayment of its 6.5% debentures upon their maturity in November 2013.
At December 31, 2013, the Company had approximately $122,000 available under unused short-term lines of credit. These short-term lines of credit are for general Company purposes, with interest at mutually agreed-upon rates.
Certain of the Company’s debt agreements impose restrictions with respect to the maintenance of financial ratios and the disposition of assets. The most restrictive covenant currently requires the Company to maintain a minimum level of interest coverage, and a minimum level of net worth, as defined. As of December 31, 2013, the Company had substantial tolerance above the minimum levels required under these covenants.
The principal requirements of debt maturing in the next five years are: 2014 – $35,201; 2015 – $1,815; 2016 – $76,897; 2017 – $1,705 and 2018 – $1,685.